                                                              December 20, 2012

    Supplement to the Prospectuses, as in effect and as may be amended, for

Fund                                             Date of Prospectus
----                                             ------------------
Pioneer Absolute Return Credit Fund............. August 1, 2012
Pioneer AMT-Free Municipal Fund................. May 1, 2012
Pioneer Bond Fund............................... December 15, 2012
Pioneer Classic Balanced Fund................... December 1, 2012
Pioneer Disciplined Growth Fund................. December 31, 2011
Pioneer Disciplined Value Fund.................. December 31, 2011
Pioneer Emerging Markets Fund................... April 1, 2012
Pioneer Equity Income Fund...................... December 15, 2012
Pioneer Equity Opportunity Fund................. April 1, 2012
Pioneer Floating Rate Fund...................... March 1, 2012
Pioneer Fund.................................... May 1, 2012
Pioneer Fundamental Growth Fund................. December 12, 2012
Pioneer Fundamental Value Fund.................. November 1, 2012
Pioneer Global Aggregate Bond Fund.............. March 1, 2012
Pioneer Global Equity Fund...................... December 31, 2011
Pioneer Global High Yield Fund.................. March 1, 2012
Pioneer Government Income Fund.................. December 1, 2012
Pioneer Growth Opportunities Fund............... May 1, 2012
Pioneer High Income Municipal Fund.............. December 31, 2011
Pioneer High Yield Fund......................... March 1, 2012
Pioneer Ibbotson Aggressive Allocation Fund..... December 1, 2012
Pioneer Ibbotson Conservative Allocation Fund... December 1, 2012
Pioneer Ibbotson Growth Allocation Fund......... December 1, 2012
Pioneer Ibbotson Moderate Allocation Fund....... December 1, 2012
Pioneer Independence Fund....................... May 1, 2012
Pioneer International Value Fund................ April 1, 2012
Pioneer Mid Cap Value Fund...................... March 1, 2012
Pioneer Multi-Asset Income Fund................. December 21, 2011
Pioneer Multi-Asset Real Return Fund............ March 1, 2012 (as revised April 27, 2012)
Pioneer Multi-Asset Ultrashort Income Fund...... December 15, 2012
Pioneer Oak Ridge Large Cap Growth Fund......... April 1, 2012
Pioneer Oak Ridge Small Cap Growth Fund......... December 15, 2012
Pioneer Real Estate Shares...................... May 1, 2012
Pioneer Research Fund........................... May 1, 2012
Pioneer Select Mid Cap Growth Fund.............. April 1, 2012
Pioneer Short Term Income Fund.................. December 31, 2011
Pioneer Strategic Income Fund................... December 15, 2012
Pioneer Value Fund.............................. February 1, 2012

The following supplements the "Shareholder services and policies" section of the prospectus under the heading "Excessive trading."

As part of the fund's efforts to restrict excessive short-term trading, the fund has adopted a policy whereby investors generally are prevented (or "blocked") from purchasing shares of the fund for 30 days (90 days for certain funds) after redeeming $5,000 or more. This policy is temporarily suspended from December 20, 2012 through January 14, 2013. The fund will continue to review transaction activity during this period in an effort to detect excessive short-term trading that may be harmful to the fund.

                                                                  26236-12-1212
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC